Offerings	Oct. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2A and Class A-2B Series 2025-B Asset-Backed Notes
Amount Registered | shares	475,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 475,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,597.5
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Series 2025-B Asset-Backed Notes
Amount Registered | shares	475,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 475,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,597.5
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Series 2025-B Asset-Backed Notes
Amount Registered | shares	77,500,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price	$ 77,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,702.75
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Asset-Backed Securities
Security Class Title	Series 2025-B Exchange Note
Amount of Registration Fee	$ 0
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Pursuant to Rules 456(c) and 457(s), the registration fee related to the asset-backed securities offered hereby is paid herewith.
(3)
The exchange note will be issued by Mercedes-Benz Vehicle Trust and is not offered under this prospectus or the registration statement.  Pursuant to Rule 457(t), no registration fee is paid in connection with the exchange note.